RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Front Ocean Management AS
Related Party Transaction [Line Items]
Total related party transactions	$ 200
Affiliated entity
Related Party Transaction [Line Items]
Total related party transactions	2,196	$ 2,250
Affiliated entity | Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Total related party transactions	43	22
Affiliated entity | Seatankers Management Norway AS
Related Party Transaction [Line Items]
Total related party transactions	28	44
Affiliated entity | Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Total related party transactions	206	133
Affiliated entity | Frontline Management AS
Related Party Transaction [Line Items]
Total related party transactions		130
Revenue from transactions with related party	10
Affiliated entity | Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Total related party transactions	1,721	1,666
Affiliated entity | FS Maritime SARL
Related Party Transaction [Line Items]
Total related party transactions	32	257
Affiliated entity | Northern Ocean Limited
Related Party Transaction [Line Items]
Revenue from transactions with related party	4	2
Affiliated entity | Front Ocean Management AS
Related Party Transaction [Line Items]
Total related party transactions	106	0
Affiliated entity | Front Ocean Management Ltd
Related Party Transaction [Line Items]
Total related party transactions	82	0
Affiliated entity | Sloane Square Capital Holdings Ltd
Related Party Transaction [Line Items]
Revenue from transactions with related party	6	0
Affiliated entity | Avance Gas Trading Ltd
Related Party Transaction [Line Items]
Revenue from transactions with related party	$ 2	$ 0